Financial Instruments and Risk Management (Narrative) (Details) (USD $)	12 Months Ended																			12 Months Ended			12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Contingent consideration Minimum	Dec. 31, 2013 Contingent consideration Maximum	Dec. 31, 2013 Change during period, fair value disclosure	Dec. 31, 2013 Net Investment Hedging Relationships	Dec. 31, 2012 Net Investment Hedging Relationships	Dec. 31, 2011 Net Investment Hedging Relationships	Dec. 31, 2013 2016 Senior Notes (1.800% coupon)	Dec. 31, 2013 2023 Senior Notes (3.125% coupon)	Jun. 18, 2013 Senior Notes 2016 Senior Notes (1.800% coupon)		Dec. 12, 2012 Senior Notes 2023 Senior Notes (3.125% coupon)		Dec. 31, 2013 Purchased cash convertible note hedge	Dec. 31, 2013 Interest rate swaps	Dec. 31, 2012 Interest rate swaps	Jun. 18, 2013 Interest rate swaps 2016 Senior Notes (1.800% coupon)	Dec. 31, 2013 Interest rate swaps Terminated	Sep. 16, 2013 Interest rate swaps Effective November 2013	Feb. 28, 2013 Interest rate swaps Effective November 2013	Dec. 31, 2013 Interest rate swaps Effective December 2014 to August 2015	Apr. 03, 2013 Interest rate swaps Effective December 2014 to August 2015	Dec. 31, 2012 Interest rate swaps Floating Rate	Jun. 25, 2013 Interest rate swaps Floating Rate Terminated	Dec. 31, 2013 Interest rate swaps Floating Rate	Dec. 04, 2013 Agila Specialties	Dec. 31, 2013 Agila Specialties Interest rate swaps Terminated
Derivative [Line Items]
Interest rate cash flow hedge loss reclassified to net earnings			$ 13,900,000																	$ 800,000									$ 41,200,000
Notional amount of derivative																	1,800,000,000	500,000,000	500,000,000		930,000,000	1,070,000,000		1,800,000,000	850,000,000	750,000,000	0
Loss on cash flow hedge ineffectiveness																				800,000
Maturity, years																							10 years 0 months 0 days
Debt instrument, interest rate, stated percentage												1.80%	[1]	3.125%	[1]
Debt instrument, interest rate at period end										1.41%	0.57%
Face amount of debt														750,000,000
Fair value of credit risk derivatives																1,300,000,000
Pre-tax net losses on cash flow hedges to be reclassified from AOCE into earnings in next twelve months	54,000,000
Amount of gains recognized in earnings on derivatives							0	0	0
Rate used to discount net cash inflows to present values				0.80%	11.30%																							13.00%
Accretion expense	32,300,000	30,700,000
Adjustment to contingent consideration liability						$ 3,100,000

[1]	Instrument is callable by the Company at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.20% plus, in each case, accrued and unpaid interest.